Commitments and Contingent Liabilities (Details) - SGD ($)		6 Months Ended
	May 14, 2021	Jun. 30, 2025	Jun. 22, 2020
Commitments and Contingent Liabilities [Line Items]
Claim amount	$ 15,328	$ 179,724.07
Outstanding service fee unpaid amount		1,621,342.6
Provisions for employee benefits			$ 224,000
C&W Services (S) Pte Ltd [Member]
Commitments and Contingent Liabilities [Line Items]
Claim amount		$ 1,621,342.6